FINANCIAL ASSETS AND LIABILITIES - Fair values (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Fair Value | Level 1
Assets
Cash and cash equivalents	$ 154,655	$ 153,093
Restricted cash	20,162	22,009
Marketable securities	4,056	3,684
Fair Value | Level 2
Assets
Related party shareholder loans	6,228	6,228
Derivative assets	1,394	572
Liabilities
Derivative liabilities	18,106	27,692
Fair Value | Level 2 | Floating rate debt
Liabilities
Long term debt - floating	950,718	1,054,022
Related party debt	413,600	0
Carrying Value | Level 1
Assets
Cash and cash equivalents	154,655	153,093
Restricted cash	20,162	22,009
Marketable securities	4,056	3,684
Carrying Value | Level 2
Assets
Related party shareholder loans	6,228	6,228
Derivative assets	1,394	572
Liabilities
Derivative liabilities	18,106	27,692
Carrying Value | Level 2 | Floating rate debt
Liabilities
Long term debt - floating	950,718	1,054,022
Related party debt	$ 413,600	$ 0